AMBIENT WATER CORPORATION Consolidated Statement of Shareholders' Equity and Deficit (Audited) (2014 Restated) - USD ($)	Common Stock Shares	Common Stock Amount	Paid-In-Capital	Retained Deficit	Total
Balance, start at Dec. 31, 2013		$ 11,388	$ 5,033,480	$ (4,985,055)	$ 59,813
Shares issued at Dec. 31, 2013	113,881,016
January 14, 2014 - Shares issued to an Executive in lieu of accrued compensation at $0.03631/share		83	29,925		30,008
January 14, 2014 - Shares issued to an Executive in lieu of accrued compensation at $0.03631/share, stock	826,446
March 26, 2014 - Shares issued to an Executive per a grant authorized on December 31, 2013 at $0.03/share		335	100,241		100,576
March 26, 2014 - Shares issued to an Executive per a grant authorized on December 31, 2013 at $0.03/share, stock	3,352,500
September 12, 2014 - Shares previously cancelled were reissued to an affiliate of the Company at $0.03/share		252	75,274		75,526
September 12, 2014 - Shares previously cancelled were reissued to an affiliate of the Company at $0.03/share, stock	2,517,500
September 12,2014 - Shares previously cancelled were reissued to an Executive of the Company at $0.03/share		378	113,097		113,475
September 12,2014 - Shares previously cancelled were reissued to an Executive of the Company at $0.03/share, stock	3,782,500
October 6, 2014 - Shares issued for note and interest conversion at $0.01227 per share		558	210,014		210,572
October 6, 2014 - Shares issued for note and interest conversion at $0.01227 per share, stock	5,582,006
Stock Option Amortization			1,373,195		1,373,195
Net loss				(4,038,497)	(4,038,497)
Balance, end at Dec. 31, 2014		12,994	6,935,226	(9,023,552)	(2,075,332)
Shares issued at Dec. 31, 2014	129,941,970
January 5, 2015 - Shares issued to two Executives per grants authorized on December 31. 2013 at .0389 per share, value		671	260,154		260,825
January 5, 2015 - Shares issued to two Executives per grants authorized on December 31. 2013 at .0389 per share, stock	6,705,000
April 9, 2015 - Shares issued for note and interest conversion at $0.0196 per share, value		473	92,199		92,672
April 9, 2015 - Shares issued for note and interest conversion at $0.0196 per share, stock	4,728,152
June 11, 2015 - Shares issued for note and interest conversion at $0.0288 per share, value		440	126,333		126,773
June 11, 2015 - Shares issued for note and interest conversion at $0.0288 per share, stock	4,401,826
August 28, 2015 - Shares issued for note and interest conversion at $0.0401 per share, value		441	176,521		176,962
August 28, 2015 - Shares issued for note and interest conversion at $0.0401 per share, stock	4,413,024
October 1, 2015 - Shares issued for note and interest conversion at $0.0262 per share, value		78	20,338		20,416
October 1, 2015 - Shares issued for note and interest conversion at $0.0262 per share, stock	779,221
October 8, 2015 - Shares issued for note and interest conversion at $0.0237 per share, value		111	26,222		26,333
October 8, 2015 - Shares issued for note and interest conversion at $0.0237 per share, stock	1,111,111
October 20, 2015 - Shares issued for note and interest conversion at $0.0165 per share, value		147	24,116		24,263
October 20, 2015 - Shares issued for note and interest conversion at $0.0165 per share, stock	1,470,588
October 27, 2015 - Shares issued for note and interest conversion at $0.0112 per share, value		90	9,966		10,056
October 27, 2015 - Shares issued for note and interest conversion at $0.0112 per share, stock	897,872
November 16, 2015 - Shares issued for note and interest conversion at $0.0178 per share, value		290	51,305		51,595
November 16, 2015 - Shares issued for note and interest conversion at $0.0178 per share, stock	2,898,551
November 24, 2015 - Shares issued for note and interest conversion at $0.01 per share, value		399	39,472		39,871
November 24, 2015 - Shares issued for note and interest conversion at $0.01 per share, stock	3,987,097
December 4, 2015 - Shares issued for note and interest conversion at $0.0105 per share, value		95	9,904		9,999
December 4, 2015 - Shares issued for note and interest conversion at $0.0105 per share, stock	952,331
December 18, 2015 - Shares issued for note and interest conversion at $0.0057 per share, value		162	9,061		9,223
December 18, 2015 - Shares issued for note and interest conversion at $0.0057 per share, stock	1,618,011
December 22, 2015 - Shares issued for note and interest conversion at $0.0040 per share, value		524	20,426		20,950
December 22, 2015 - Shares issued for note and interest conversion at $0.0040 per share, stock	5,237,586
December 28, 2015 - Shares issued for note and interest conversion at $0.0052 per share, value		652	33,261		33,913
December 28, 2015 - Shares issued for note and interest conversion at $0.0052 per share, stock	6,521,739
December 28, 2015 - Shares issued for note and interest conversion at $0.0052 per share, other, value		174	8,888		9,062
December 28, 2015 - Shares issued for note and interest conversion at $0.0052 per share, other, stock	1,743,012
Stock Option Amortization			957,450		957,450
Net loss				(2,009,466)	(2,009,466)
Balance, end at Dec. 31, 2015		$ 17,741	$ 8,800,842	$ (11,033,018)	$ (2,214,435)
Shares issued at Dec. 31, 2015	177,407,091